15. Non-financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	$ 4,354,668	$ 3,013,397
Current other non-financial liabilities	1,734,349	2,555,070
VAT payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	4,166,486	2,891,157
Current other non-financial liabilities	1,387,336	2,037,629
Turnover tax payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	58,734	9,815
Income tax withholdings payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	45,692	55,423
Concession fees and royalties
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	62,883	42,165
Tax on bank account transactions payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	188,182	122,240
Current other non-financial liabilities	135,589	112,292
Other
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	$ 44,115	$ 297,746